Related Party Transactions (Details Textual) - USD ($)			1 Months Ended			5 Months Ended
	Apr. 04, 2017	Oct. 13, 2016	Apr. 30, 2017	Jan. 18, 2017	Aug. 17, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Class of Warrant or Right, Term						5 years
Class of Warrant or Right, Holding Percentage						5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.20
Derivative Liability						$ 744,105
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures						735,000
Proceeds from Related Party Debt						35,000
Subsidiaries [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt					$ 35,000
Director [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		245,434
Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				8,929
Share Price	$ 1.00
Proceeds from Issuance of Private Placement	$ 3,765,000		$ 3,500,000
Private Placement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	3,765,000
Mr. Heckman [Member]
Related Party Transaction [Line Items]
Guarantor Obligations, Current Carrying Value						350,000
MDB Capital Group LLC [Member]
Related Party Transaction [Line Items]
Reimbursement For Related Party Services Per Month						3,000
Reimbursement Of Expenses						4,299
Payments for Other Fees						54,299
Guarantor Obligations, Current Carrying Value						150,000
MDB Capital Group LLC [Member] | Director [Member]
Related Party Transaction [Line Items]
Officers' Compensation						$ 6,250
MDB Capital Group LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Payments for Brokerage Fees	$ 188,250
Stock Issued During Period, Shares, Issued for Services	162,000